Common Stock Warrant (Tables)	12 Months Ended
Dec. 31, 2025
Common Stock Warrant
Schedule of Common Stock Warrant

The balance of the warrants are as follow:

	Warrants		Pre-funded warrants		Pre-funded warrants
	11-Jan-22		31-Oct-23		3-Oct-25		Total
	#of units	Amount	#of units	Amount	#of units	Amount	#of units	Amount
Balance, December 31, 2024	-	-	-	-	-	-	-	-
Warrant arising from acquisition of Siyata PTT	80	-	56	100	-	-	136	100
Issuance of warrants	-	-	-	-	3,435,583	5,600,000	3,435,583	5,600,000
Balance, December 31, 2025	80	0	56	100	3,435,583	5,600,000	3,435,719	5,600,100